Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Lease Expenses

For the years ended June 30, 2024, 2025 and 2026, the lease expenses were as follow:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Operating lease expenses	126,000	-	-
Short-term rental expenses	11,314	28,286	22,728